Document and Entity Information	Mar. 28, 2022
Cover [Abstract]
Entity Registrant Name	LHC Group, Inc
Amendment Flag	false
Entity Central Index Key	0001303313
Document Type	8-K
Document Period End Date	Mar. 28, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-33989
Entity Tax Identification Number	71-0918189
Entity Address, Address Line One	901 Hugh Wallis Road South
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70508
City Area Code	(337)
Local Phone Number	233-1307
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LHCG
Security Exchange Name	NASDAQ